Investment portfolio	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Investment portfolio	6. Investment portfolio

	As at
	December 31, 2023	December 31, 2022
Equities	37,768	11,504
Other	—	1,016
Total	37,768	12,520